Financial income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Component Of Other Non Operating Income Expense [Abstract]
Schedule of other Nonoperating income expense
	Year ended December 31,
	2022	2021	2020
Bank charges and other financial expenses	$(596)	$(134)	$(369)
Amortization of discount and issuance costs of convertible notes	(2,527)	(20,029)	(4,036)
Derivatives and hedging	(875)	-	-
Exchange rate gain (loss), net	1,141	(1,273)	(262)
Interest income	6,481	1,923	1,867
	$3,624	$(19,513)	$(2,800)